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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


1.       Name and address of issuer:  Keystone Fund For Total Return
                                      200 Berkeley Street
                                      Boston, MA 02116

2.       Name of each series or class of funds for which this notice is filed:
         Class A, Class B and Class C

3.       Investment Company Act File Number: 811-4950

         Securities Act File Number:  33-11047

4.       Last day of fiscal year for which this notice is filed: November 30,
         1995

5. Check box if this notice is being filed for more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ].

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction a.6): Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: -0-

8.       Number and amount of securities registered during the fiscal year other
         than pursuant to rule 24f-2:    406,742
                                      $5,893,692

9. Number and aggregate sale price of securities sold during the fiscal year: 1,641,575
              $21,084,027

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: 1,234,833
                                                                   $15,859,923

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
         Instruction B.7):   241,366
                          $3,194,462
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12.      Calculation of registration fee:

         (i)   Aggregate sale price of securities sold
               during the fiscal year in reliance on rule
               24f-2 (from Item 10):                              $15,859,923
                                                                 ------------
         (ii)  Aggregate price of shares issued in
               connection with dividend reinvestment plans
               (from Item 11, if applicable):                    +$ 3,194,462
                                                                 ------------
         (iii) Aggregate price of shares redeemed or
               repurchased during the fiscal year (if
               applicable):                                      -$10,976,326
                                                                 ------------
         (iv)  Aggregate price of shares redeemed or
               repurchased and previously applied as a
               reduction to filing fees pursuant to rule
               24e-2 (if applicable):                            + -0-
                                                                 ------------
         (v)   Net aggregate price of securities sold and
               issued during the fiscal year in reliance on
               rule 24f-2 [line (i), plus line (ii), less
               line (iii), plus line (iv)] (if applicable):       $ 8,078,057
                                                                 ------------
         (vi)  Multiplier prescribed by Section 6(b) of the
               Securities Act of 1933 or other applicable
               law or regulation (see Instruction C.6):          x 1/5000
                                                                 ------------
         (vii) Fee due [line (i) or line (v) multiplied by
               line (vi)]                                         $ 1,615.61
                                                                 ------------

INSTRUCTION:   Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year (see Instruction C.3.).

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a): [X].

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: January 5, 1996


                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         BY:       /s/   Melina M. T. Murphy
                  ---------------------------
                  (Name) Melina M. T. Murphy
                  (Title) Assistant Secretary


         DATE:    January 5, 1996




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                                                  January 5, 1996



Keystone Fund for Total Return
200 Berkeley Street
Boston, Massachusetts  02116-5034


         RE:  NOTICE PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT
                  COMPANY ACT OF 1940 ("1940 ACT")


Gentlemen:

         I am Senior Vice President of and General Counsel to Keystone Investment Management Company (formerly named Keystone Custodian Funds, Inc.), investment adviser to Keystone Fund for Total Return (the "Fund"). You have asked for my opinion with respect to the issuance of 623,593 shares of the Fund under the Fund's Declaration of Trust, as amended ("Declaration of Trust"), and pursuant to the Fund's indefinite registration of such shares pursuant to Rule 24f-2 under the 1940 Act. The Fund is filing its Rule 24f-2 Notice to which this opinion is appended to make the issuance of such shares definite in number for fiscal year ended November 30, 1995.

         To my knowledge, a Prospectus is on file with the Securities and Exchange Commission as part of Post-Effective Amendment No. 17 to the Registration Statement covering the public offering and sale of the Fund's shares for the period during which such shares were issued.

         In my opinion, such shares, if issued and sold in accordance with the Fund's Declaration of Trust, By-Laws, as amended, ("By-Laws") and offering Prospectus, were legally issued, fully paid and nonassessable by the Fund, entitling the holders thereof to the rights set forth in the Declaration of Trust and By-Laws and subject to the limitations stated therein.

         My opinion is based upon my examination of the Declaration of Trust; a review of the minutes of the Fund's Board of Trustees, signed by the Secretary of the Fund, authorizing the registration of shares pursuant to Rule 24f-2 under the 1940 Act and the issuance of such additional shares; and the Fund's Prospectus. In my examination of such documents, I have assumed the genuineness of all signatures and the conformity of copies to originals.

         I hereby consent to the use of this opinion in connection with the Rule 24f-2 Notice filed by the Fund making definite the number of such additional shares issued.


                                                  Sincerely yours,

                                              /s/Rosemary D. Van Antwerp

                                                  Rosemary D. Van Antwerp
                                                  Senior Vice President
                                                  and General Counsel